21. NET SALES AND SERVICES REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	R$ 21,467,583	R$ 19,777,825	R$ 17,938,566
Sales returns and discounts	(262,989)	(190,415)	(297,957)
Taxes on sales	(2,679,993)	(2,438,461)	(2,378,912)
Deductions	(2,942,982)	(2,628,876)	(2,676,869)
Net revenues	18,524,601	17,148,949	15,261,697
Domestic market
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	11,487,011	10,206,195	10,212,748
Net revenues	8,706,466	7,729,913	7,682,533
Foreign market
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	9,980,572	9,571,630	7,725,818
Net revenues	R$ 9,818,135	R$ 9,419,036	R$ 7,579,164